As filed with the Securities and Exchange Commission on June 10, 2013
                                                                                                                                                                                                                          File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 305	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 307	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated
351 West Camden Street
Baltimore, MD 21201
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On June 12, 2013, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 305 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until June 12, 2013, the effectiveness of the registration statement for the iShares MSCI Colombia Capped ETF, filed in Post-Effective Amendment No. 289 on March 28, 2013, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 305 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 289.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 305 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 10th day of June, 2013.

iSHARES, INC.

By:
Michael Latham*
President and Director

Date: June 10, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 305 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By:
Michael Latham*
President and Director

Date: June 10, 2013

John E. Martinez*
Director

Date: June 10, 2013

George G.C. Parker*
Director

Date: June 10, 2013

Cecilia H. Herbert*
Director

Date: June 10, 2013

Charles A. Hurty*
Director

Date: June 10, 2013

John E. Kerrigan*
Director

Date: June 10, 2013

Robert H. Silver*
Director

Date: June 10, 2013

Robert S. Kapito*
Director

Date: June 10, 2013

Madhav V. Rajan*
Director

Date: June 10, 2013

/s/ Jack Gee
Jack Gee
Treasurer

Date: June 10, 2013

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: June 10, 2013

*
Powers of Attorney, each dated December 6, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated by reference to Post-Effective Amendment No. 221, filed March 15, 2012.